Accounts Receivable (Tables)	12 Months Ended
Dec. 31, 2025
Receivables [Abstract]
Summary of Account Receivables, Net of Allowance for Doubtful Accounts
Accounts receivable, net of allowance for doubtful accounts by the Group consist of the following:

	As of
	December 31, 2024	December 31, 2025
	RMB	RMB
Accounts receivable	159,233	174,636
Less: allowance for doubtful accounts	(2,153)	(2,097)

Accounts receivable, net	157,080	172,539

Summary of Movement of Allowance for Doubtful Accounts
The movements in the allowance for doubtful accounts are as follows:

	As of
	December 31, 2024	December 31, 2025
	RMB	RMB
Balance at beginning of year	1,673	2,153
Provision	480	(56)

Balance at end of year	2,153	2,097